DEBT (Details) - USD ($)				1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 21, 2025	Apr. 28, 2025	Jul. 12, 2024	Aug. 31, 2025	Jul. 31, 2025	May 31, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2025	Jan. 31, 2025
DEBT
Gain (loss) on extinguishment of debt								$ 2,919,000	$ (2,095,000)
Acquisitions											$ 110,172	$ 0
Repayments of convertible debt									75,000	$ 50,000	$ 50,000	0
Conversion of convertible debt and accrued interest (in shares)			321,428
Payments for debt to equity conversion								0	0
Payments for broker or commission								0	0
September 19, 2024
DEBT
Extinguishment of debt							$ 69,000
Cash payment							25,000
Gain (loss) on extinguishment of debt							12,000
November 8, 2024
DEBT
Extinguishment of debt							53,000
Cash payment							30,000
Gain (loss) on extinguishment of debt							$ 2,000
Sale of Future Receipts
DEBT
Extinguishment of debt												$ 662,000
2024 Convertible Notes
DEBT
Extinguishment of debt								$ 600,000	$ 2,440,000
Interest rate											20.00%
Conversion of convertible debt and accrued interest (in shares)								21,194,562
Conversion of debt to shares											1,759,945
2024 Convertible Notes | Subsequent events
DEBT
Extinguishment of debt						$ 1,840,000
Unsecured promissory note
DEBT
Conversion of convertible debt and accrued interest (in shares)									36,485,492
Secured promissory note and 2024 convertible note
DEBT
Aggregate principal and accrued interest								$ 2,950,000	$ 2,950,000
Conversion of debt to shares								9,225,000	9,225,000
DeliveryCircle LLC | January 2025 Note
DEBT
Debt instrument - principal														$ 170,000
Debt instrument - interest														$ 6,000
Interest rate													18.00%	14.00%
Debt instrument - interest rate in case of default														19.00%
Debt instrument periodic payment principal					$ 26,000
Accrued interest					14,000
Legal fees					3,000
Forbearance fee				$ 10,000
DeliveryCircle LLC | January 2025 Note | Subsequent events
DEBT
Debt instrument - principal														$ 170,000
Debt instrument - interest														$ 6,000
Interest rate													18.00%	14.00%
Debt instrument - interest rate in case of default														19.00%
Debt instrument periodic payment principal	$ 149,790				26,000
Accrued interest	3,336				14,000
Legal fees					$ 3,000
Repayments of convertible debt	153,126
Principal amount	149,790
Accrued interest	$ 3,336
ATS | Sale of Future Receipts
DEBT
Acquisitions		$ 147,000
SESB | Sale of Future Receipts
DEBT
Acquisitions		$ 48,000
Air Temp Service Co, Inc. ("Air Temp") and Solar Energy Systems of Brevard, Inc ("SES") | Sale of Future Receipts
DEBT
Aggregate outstanding								$ 153,000	$ 153,000